Finance income (Tables)	12 Months Ended
Sep. 30, 2023
Finance income
Summary of finance income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2023	2022	2021
	$'000	$'000	$'000
Bank interest	41	—	—